Accounts receivable	12 Months Ended
Dec. 31, 2016
Accounts Receivable, Net, Current [Abstract]
Accounts receivable
Accounts receivable

Accounts receivable are presented net of allowances for doubtful accounts. The allowance for doubtful accounts receivables at December 31, 2016 was $31 million (2015: $39 million; 2014: $16 million).

The Company did not recognize any bad debt expense in 2016, 2015, or 2014, but has instead reduced contract revenue for the disputed amounts.